Financial information by segment, Assets and liabilities by business sector (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Sep. 30, 2019	Dec. 31, 2018
Assets allocated [Abstract]
Contracted concessional assets	$ 8,080,645	$ 8,161,129
Investments carried under the equity method	116,746	139,925
Current financial investments	195,549	218,577
Cash and cash equivalents (project companies)	788,895	562,795	$ 641,728	$ 631,542
Total assets	9,831,113	9,659,815
Liabilities allocated [Abstract]
Long-term and short-term project debt	5,281,174	4,852,348
Grants and other liabilities	1,229,230	1,641,752
Long-term and short-term corporate debt	959,681	723,791
Total liabilities	8,189,066	7,944,959
Equity	1,642,047	1,714,856	$ 1,697,045	$ 1,756,112
Total liabilities and equity	9,831,113	9,659,815
Renewable Energy [Member]
Assets allocated [Abstract]
Contracted concessional assets	6,538,840	6,644,024
Investments carried under the equity method	63,302	77,549
Current financial investments	2,068	13,798
Cash and cash equivalents (project companies)	489,896	421,198
Total assets	7,094,106	7,156,568
Liabilities allocated [Abstract]
Long-term and short-term project debt	4,007,975	3,658,507
Grants and other liabilities	1,221,684	1,634,361
Total liabilities	5,229,659	5,292,868
Efficient Natural Gas [Member]
Assets allocated [Abstract]
Contracted concessional assets	514,998	559,069
Investments carried under the equity method	16,379	17,154
Current financial investments	123,836	148,723
Cash and cash equivalents (project companies)	30,072	11,850
Total assets	685,285	736,796
Liabilities allocated [Abstract]
Long-term and short-term project debt	510,587	529,350
Grants and other liabilities	82	146
Total liabilities	510,669	529,495
Electric Transmission Lines [Member]
Assets allocated [Abstract]
Contracted concessional assets	848,749	872,757
Investments carried under the equity method	0	0
Current financial investments	27,619	28,237
Cash and cash equivalents (project companies)	63,241	53,868
Total assets	939,609	954,862
Liabilities allocated [Abstract]
Long-term and short-term project debt	642,519	640,160
Grants and other liabilities	6,108	6,517
Total liabilities	648,627	646,677
Water [Member]
Assets allocated [Abstract]
Contracted concessional assets	178,058	85,280
Investments carried under the equity method	37,065	45,222
Current financial investments	41,138	18,373
Cash and cash equivalents (project companies)	18,771	9,548
Total assets	275,032	158,423
Liabilities allocated [Abstract]
Long-term and short-term project debt	120,093	24,331
Grants and other liabilities	1,356	728
Total liabilities	121,449	25,059
Allocated [Member]
Assets allocated [Abstract]
Contracted concessional assets	8,080,645	8,161,129
Investments carried under the equity method	116,746	139,925
Current financial investments	194,660	209,131
Cash and cash equivalents (project companies)	601,980	496,464
Total assets	8,994,031	9,006,649
Liabilities allocated [Abstract]
Long-term and short-term project debt	5,281,174	4,852,348
Grants and other liabilities	1,229,230	1,641,752
Total liabilities	6,510,404	6,494,100
Unallocated [Member]
Assets allocated [Abstract]
Other non-current assets	214,843	239,553
Other current assets (including cash and cash equivalents at holding company level)	622,239	413,613
Total assets	837,082	653,166
Liabilities allocated [Abstract]
Long-term and short-term corporate debt	959,681	723,791
Other non-current liabilities	601,113	564,855
Other current liabilities	117,868	162,213
Total liabilities	1,678,662	1,450,859
Equity	1,642,047	1,714,856
Total liabilities and equity	$ 3,320,709	$ 3,165,715